Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — 97.6%
Advertising — 0.1%
Omnicom Group, Inc.	3,619	$269,543
The Interpublic Group of Cos., Inc.	7,036	201,652
		471,195
Aerospace & Defense — 1.4%
General Dynamics Corp.	4,115	909,292
Howmet Aerospace, Inc.	6,957	321,761
L3Harris Technologies, Inc.	3,532	614,992
Lockheed Martin Corp.	4,070	1,664,467
Northrop Grumman Corp.	2,632	1,158,580
RTX Corp.	26,460	1,904,326
The Boeing Co.*	10,321	1,978,330
TransDigm Group, Inc.*	994	838,071
		9,389,819
Agriculture — 0.8%
Altria Group, Inc.	32,176	1,353,001
Archer-Daniels-Midland Co.	9,815	740,247
Bunge Ltd.	2,678	289,894
Philip Morris International, Inc.	28,349	2,624,550
		5,007,692
Airlines — 0.2%
Alaska Air Group, Inc.*	2,219	82,280
American Airlines Group, Inc.*	12,540	160,637
Delta Air Lines, Inc.	11,974	443,038
Southwest Airlines Co.	10,896	294,955
United Airlines Holdings, Inc.*	5,896	249,401
		1,230,311
Apparel — 0.4%
NIKE, Inc., Class B	22,413	2,143,131
Ralph Lauren Corp.	656	76,155
Tapestry, Inc.	4,359	125,321
VF Corp.	6,130	108,317
		2,452,924
Auto Manufacturers — 2.4%
Cummins, Inc.	2,566	586,228
Ford Motor Co.	72,099	895,470
General Motors Co.	25,445	838,922
PACCAR, Inc.	9,616	817,552
Tesla, Inc.*	50,394	12,609,587
		15,747,759
Auto Parts & Equipment — 0.1%
Aptiv PLC*	4,931	486,147
BorgWarner, Inc.	4,124	166,486
		652,633
Banks — 3.8%
Bank of America Corp.	126,300	3,458,094
Citigroup, Inc.	34,925	1,436,465
Citizens Financial Group, Inc.	8,779	235,277
Comerica, Inc.	2,594	107,781
Fifth Third Bancorp	12,322	312,116
Huntington Bancshares, Inc.	26,630	276,952
JPMorgan Chase & Co.	53,099	7,700,417
	Number of Shares	Value†

Banks — (continued)
KeyCorp	16,398	$176,442
M&T Bank Corp.	3,037	384,029
Morgan Stanley	23,196	1,894,417
Northern Trust Corp.	3,758	261,106
Regions Financial Corp.	17,484	300,725
State Street Corp.	5,904	395,332
The Bank of New York Mellon Corp.	13,952	595,053
The Goldman Sachs Group, Inc.	5,993	1,939,155
The PNC Financial Services Group, Inc.	7,270	892,538
Truist Financial Corp.	24,562	702,719
US Bancorp	28,109	929,283
Wells Fargo & Co.	66,646	2,723,156
Zions Bancorp NA	2,571	89,702
		24,810,759
Beverages — 1.6%
Brown-Forman Corp., Class B	3,351	193,319
Constellation Brands, Inc., Class A	2,907	730,616
Keurig Dr Pepper, Inc.	18,001	568,292
Molson Coors Beverage Co., Class B	3,601	228,988
Monster Beverage Corp.*	13,371	707,994
PepsiCo, Inc.	25,114	4,255,316
The Coca-Cola Co.	71,213	3,986,504
		10,671,029
Biotechnology — 1.6%
Amgen, Inc.	9,710	2,609,660
Biogen, Inc.*	2,659	683,390
Bio-Rad Laboratories, Inc., Class A*	327	117,213
Corteva, Inc.	13,084	669,377
Gilead Sciences, Inc.	22,789	1,707,808
Illumina, Inc.*	2,885	396,053
Incyte Corp.*	3,334	192,605
Moderna, Inc.*	6,029	622,735
Regeneron Pharmaceuticals, Inc.*	1,945	1,600,657
Vertex Pharmaceuticals, Inc.*	4,760	1,655,242
		10,254,740
Building Materials — 0.5%
Carrier Global Corp.	15,083	832,582
Johnson Controls International PLC	12,540	667,253
Martin Marietta Materials, Inc.	1,161	476,567
Masco Corp.	4,204	224,704
Mohawk Industries, Inc.*	967	82,978
Trane Technologies PLC	4,193	850,802
Vulcan Materials Co.	2,465	497,979
		3,632,865
Chemicals — 1.6%
Air Products and Chemicals, Inc.	4,078	1,155,705
Albemarle Corp.	2,125	361,335
Celanese Corp.	1,885	236,605
CF Industries Holdings, Inc.	3,603	308,921
Dow, Inc.	13,096	675,230
DuPont de Nemours, Inc.	8,439	629,465
Eastman Chemical Co.	2,246	172,313

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Chemicals — (continued)
Ecolab, Inc.	4,596	$778,562
FMC Corp.	2,389	159,991
International Flavors & Fragrances, Inc.	4,587	312,696
Linde PLC	8,896	3,312,426
LyondellBasell Industries N.V., Class A	4,737	448,594
PPG Industries, Inc.	4,362	566,188
The Mosaic Co.	6,160	219,296
The Sherwin-Williams Co.	4,309	1,099,011
		10,436,338
Commercial Services — 1.7%
Automatic Data Processing, Inc.	7,497	1,803,628
Cintas Corp.	1,560	750,376
CoStar Group, Inc.*	7,490	575,906
Equifax, Inc.	2,286	418,749
FleetCor Technologies, Inc.*	1,304	332,963
Gartner, Inc.*	1,411	484,834
Global Payments, Inc.	4,790	552,718
MarketAxess Holdings, Inc.	692	147,839
Moody's Corp.	2,922	923,849
PayPal Holdings, Inc.*	19,880	1,162,185
Quanta Services, Inc.	2,689	503,031
Robert Half, Inc.	1,957	143,409
Rollins, Inc.	4,442	165,820
S&P Global, Inc.	5,921	2,163,593
United Rentals, Inc.	1,250	555,713
Verisk Analytics, Inc.	2,689	635,249
		11,319,862
Computers — 8.4%
Accenture PLC, Class A	11,505	3,533,301
Apple, Inc.	268,920	46,041,793
Cognizant Technology Solutions Corp., Class A	9,296	629,711
DXC Technology Co.*	3,616	75,321
EPAM Systems, Inc.*	1,066	272,565
Fortinet, Inc.*	11,825	693,891
Hewlett Packard Enterprise Co.	22,986	399,267
HP, Inc.	15,194	390,486
International Business Machines Corp.	16,575	2,325,472
Leidos Holdings, Inc.	2,480	228,557
NetApp, Inc.	3,701	280,832
Seagate Technology Holdings PLC	3,505	231,155
Western Digital Corp.*	5,725	261,232
		55,363,583
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	15,101	1,073,832
Kenvue, Inc.	31,792	638,383
The Estee Lauder Cos., Inc., Class A	4,208	608,267
The Procter & Gamble Co.	42,959	6,266,000
		8,586,482
Distribution & Wholesale — 0.3%
Copart, Inc.*	15,830	682,115
Fastenal Co.	10,581	578,146
	Number of Shares	Value†

Distribution & Wholesale — (continued)
LKQ Corp.	4,552	$225,369
Pool Corp.	669	238,231
W.W. Grainger, Inc.	812	561,774
		2,285,635
Diversified Financial Services — 3.6%
American Express Co.	10,563	1,575,894
Ameriprise Financial, Inc.	1,839	606,282
BlackRock, Inc.	2,549	1,647,903
Capital One Financial Corp.	7,060	685,173
Cboe Global Markets, Inc.	1,916	299,298
CME Group, Inc.	6,537	1,308,838
Discover Financial Services	4,691	406,381
Franklin Resources, Inc.	5,030	123,637
Intercontinental Exchange, Inc.	10,327	1,136,177
Invesco Ltd.	7,869	114,258
Mastercard, Inc., Class A	15,196	6,016,248
Nasdaq, Inc.	6,390	310,490
Raymond James Financial, Inc.	3,455	346,986
Synchrony Financial	7,971	243,673
T. Rowe Price Group, Inc.	4,114	431,435
The Charles Schwab Corp.	27,183	1,492,347
Visa, Inc., Class A	29,355	6,751,944
		23,496,964
Electric — 2.3%
Alliant Energy Corp.	4,483	217,201
Ameren Corp.	4,809	359,857
American Electric Power Co., Inc.	9,557	718,878
CenterPoint Energy, Inc.	11,813	317,179
CMS Energy Corp.	5,290	280,952
Consolidated Edison, Inc.	6,405	547,820
Constellation Energy Corp.	5,930	646,844
Dominion Energy, Inc.	15,218	679,788
DTE Energy Co.	3,827	379,945
Duke Energy Corp.	13,998	1,235,464
Edison International	6,948	439,739
Entergy Corp.	3,912	361,860
Evergy, Inc.	4,064	206,045
Eversource Energy	6,556	381,231
Exelon Corp.	18,162	686,342
FirstEnergy Corp.	9,520	325,394
NextEra Energy, Inc.	36,742	2,104,949
NRG Energy, Inc.	4,337	167,061
PG&E Corp.*	37,475	604,472
Pinnacle West Capital Corp.	1,930	142,202
PPL Corp.	13,259	312,382
Public Service Enterprise Group, Inc.	9,000	512,190
Sempra	11,364	773,093
The AES Corp.	12,568	191,034
The Southern Co.	19,943	1,290,711
WEC Energy Group, Inc.	5,799	467,109
Xcel Energy, Inc.	10,169	581,870
		14,931,612

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	4,246	$627,389
Emerson Electric Co.	10,423	1,006,549
Generac Holdings, Inc.*	1,106	120,510
		1,754,448
Electronics — 1.0%
Agilent Technologies, Inc.	5,457	610,202
Allegion PLC	1,601	166,824
Amphenol Corp., Class A	10,955	920,111
Fortive Corp.	6,392	474,031
Garmin Ltd.	2,827	297,400
Honeywell International, Inc.	12,143	2,243,298
Keysight Technologies, Inc.*	3,204	423,921
Mettler-Toledo International, Inc.*	405	448,768
TE Connectivity Ltd.	5,740	709,062
Trimble, Inc.*	4,421	238,115
		6,531,732
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.*	2,451	294,488
First Solar, Inc.*	1,862	300,881
SolarEdge Technologies, Inc.*	995	128,862
		724,231
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	2,355	321,457
Entertainment — 0.1%
Caesars Entertainment, Inc.*	4,132	191,518
Live Nation Entertainment, Inc.*	2,564	212,915
		404,433
Environmental Control — 0.3%
Pentair PLC	2,923	189,264
Republic Services, Inc.	3,791	540,256
Waste Management, Inc.	6,687	1,019,366
		1,748,886
Food — 1.0%
Campbell Soup Co.	3,878	159,308
Conagra Brands, Inc.	9,013	247,136
General Mills, Inc.	10,842	693,779
Hormel Foods Corp.	5,257	199,924
Kellanova	4,911	292,254
Lamb Weston Holdings, Inc.	2,643	244,372
McCormick & Co., Inc.	4,577	346,204
Mondelez International, Inc., Class A	24,864	1,725,562
Sysco Corp.	9,235	609,972
The Hershey Co.	2,687	537,615
The J.M. Smucker Co.	1,762	216,567
The Kraft Heinz Co.	14,508	488,049
The Kroger Co.	12,053	539,372
Tyson Foods, Inc., Class A	5,381	271,687
		6,571,801
Forest Products & Paper — 0.0%
International Paper Co.	6,246	221,546
	Number of Shares	Value†

Gas — 0.1%
Atmos Energy Corp.	2,615	$277,007
NiSource, Inc.	7,816	192,899
		469,906
Hand & Machine Tools — 0.1%
Snap-on, Inc.	924	235,675
Stanley Black & Decker, Inc.	2,788	233,021
		468,696
Healthcare Products — 3.5%
Abbott Laboratories	31,688	3,068,983
Align Technology, Inc.*	1,312	400,580
Baxter International, Inc.	9,086	342,906
Bio-Techne Corp.	2,792	190,051
Boston Scientific Corp.*	26,594	1,404,163
Danaher Corp.	11,974	2,970,749
DENTSPLY SIRONA, Inc.	3,822	130,560
Edwards Lifesciences Corp.*	11,240	778,707
GE HealthCare Technologies, Inc.	7,264	494,243
Hologic, Inc.*	4,431	307,511
IDEXX Laboratories, Inc.*	1,550	677,769
Insulet Corp.*	1,334	212,760
Intuitive Surgical, Inc.*	6,374	1,863,056
Medtronic PLC	24,254	1,900,543
ResMed, Inc.	2,679	396,144
Revvity, Inc.	2,363	261,584
STERIS PLC	1,814	398,028
Stryker Corp.	6,195	1,692,908
Teleflex, Inc.	851	167,145
The Cooper Cos., Inc.	924	293,841
Thermo Fisher Scientific, Inc.	7,054	3,570,523
Waters Corp.*	1,108	303,825
West Pharmaceutical Services, Inc.	1,342	503,532
Zimmer Biomet Holdings, Inc.	3,870	434,291
		22,764,402
Healthcare Services — 2.3%
Catalent, Inc.*	3,353	152,662
Centene Corp.*	9,887	681,017
Charles River Laboratories International, Inc.*	978	191,668
DaVita, Inc.*	1,014	95,853
Elevance Health, Inc.	4,282	1,864,469
HCA Healthcare, Inc.	3,651	898,073
Humana, Inc.	2,284	1,111,212
IQVIA Holdings, Inc.*	3,343	657,735
Laboratory Corp. of America Holdings	1,622	326,103
Molina Healthcare, Inc.*	1,098	360,023
Quest Diagnostics, Inc.	2,027	247,010
UnitedHealth Group, Inc.	16,927	8,534,424
Universal Health Services, Inc., Class B	1,198	150,625
		15,270,874
Home Builders — 0.3%
D.R. Horton, Inc.	5,453	586,034
Lennar Corp., Class A	4,669	524,002
NVR, Inc.*	57	339,908

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Home Builders — (continued)
PulteGroup, Inc.	4,022	$297,829
		1,747,773
Home Furnishings — 0.0%
Whirlpool Corp.	1,045	139,716
Household Products & Wares — 0.3%
Avery Dennison Corp.	1,446	264,141
Church & Dwight Co., Inc.	4,483	410,777
Kimberly-Clark Corp.	6,108	738,152
The Clorox Co.	2,309	302,617
		1,715,687
Insurance — 3.9%
Aflac, Inc.	9,914	760,899
American International Group, Inc.	13,060	791,436
Aon PLC, Class A	3,744	1,213,880
Arch Capital Group Ltd.*	6,839	545,137
Arthur J. Gallagher & Co.	3,917	892,802
Assurant, Inc.	984	141,283
Berkshire Hathaway, Inc., Class B*	33,343	11,680,053
Brown & Brown, Inc.	4,441	310,159
Chubb Ltd.	7,507	1,562,807
Cincinnati Financial Corp.	2,871	293,675
Everest Group Ltd.	726	269,832
Globe Life, Inc.	1,660	180,492
Loews Corp.	3,360	212,722
Marsh & McLennan Cos., Inc.	9,038	1,719,931
MetLife, Inc.	11,348	713,903
Principal Financial Group, Inc.	4,086	294,478
Prudential Financial, Inc.	6,726	638,230
The Allstate Corp.	4,761	530,423
The Hartford Financial Services Group, Inc.	5,670	402,060
The Progressive Corp.	10,728	1,494,410
The Travelers Cos., Inc.	4,182	682,962
W.R. Berkley Corp.	3,726	236,564
Willis Towers Watson PLC	1,934	404,129
		25,972,267
Internet — 10.5%
Airbnb, Inc., Class A*	7,709	1,057,752
Alphabet, Inc., Class A*	108,397	14,184,831
Alphabet, Inc., Class C*	92,078	12,140,484
Amazon.com, Inc.*	165,899	21,089,081
Booking Holdings, Inc.*	649	2,001,483
CDW Corp.	2,480	500,365
eBay, Inc.	9,735	429,216
Etsy, Inc.*	2,170	140,139
Expedia Group, Inc.*	2,565	264,375
F5, Inc.*	1,076	173,387
Gen Digital, Inc.	10,297	182,051
Match Group, Inc.*	5,133	201,085
Meta Platforms, Inc., Class A*	40,537	12,169,613
Netflix, Inc.*	8,078	3,050,253
Palo Alto Networks, Inc.*	5,594	1,311,457
	Number of Shares	Value†

Internet — (continued)
VeriSign, Inc.*	1,662	$336,605
		69,232,177
Iron & Steel — 0.2%
Nucor Corp.	4,505	704,357
Steel Dynamics, Inc.	2,896	310,509
		1,014,866
Leisure Time — 0.1%
Carnival Corp.*	19,064	261,558
Norwegian Cruise Line Holdings Ltd.*	7,409	122,100
Royal Caribbean Cruises Ltd.*	4,028	371,140
		754,798
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	4,843	727,322
Las Vegas Sands Corp.	6,125	280,770
Marriott International, Inc., Class A	4,666	917,149
MGM Resorts International	4,808	176,742
Wynn Resorts Ltd.	1,629	150,536
		2,252,519
Machinery — Construction & Mining — 0.4%
Caterpillar, Inc.	9,288	2,535,624
Machinery — Diversified — 0.8%
Deere & Co.	4,916	1,855,200
Dover Corp.	2,590	361,331
IDEX Corp.	1,438	299,132
Ingersoll Rand, Inc.	7,225	460,377
Nordson Corp.	1,030	229,865
Otis Worldwide Corp.	7,642	613,729
Rockwell Automation, Inc.	2,094	598,612
Westinghouse Air Brake Technologies Corp.	3,285	349,097
Xylem, Inc.	4,465	406,449
		5,173,792
Media — 1.2%
Charter Communications, Inc., Class A*	1,832	805,750
Comcast Corp., Class A	75,030	3,326,830
FactSet Research Systems, Inc.	714	312,204
Fox Corp., Class A	4,768	148,761
Fox Corp., Class B	2,720	78,554
News Corp., Class A	6,937	139,156
News Corp., Class B	1,762	36,773
Paramount Global, Class B	8,983	115,881
The Walt Disney Co.*	33,380	2,705,449
Warner Bros Discovery, Inc.*	40,650	441,459
		8,110,817
Mining — 0.2%
Freeport-McMoRan, Inc.	26,019	970,249
Newmont Corp.	14,556	537,844
		1,508,093

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Miscellaneous Manufacturing — 1.2%
3M Co.	10,061	$941,911
A.O. Smith Corp.	2,246	148,528
Axon Enterprise, Inc.*	1,305	259,682
Eaton Corp. PLC	7,313	1,559,717
General Electric Co.	20,058	2,217,412
Illinois Tool Works, Inc.	4,972	1,145,101
Parker-Hannifin Corp.	2,337	910,308
Teledyne Technologies, Inc.*	877	358,325
Textron, Inc.	3,865	302,011
		7,842,995
Office & Business Equipment — 0.0%
Zebra Technologies Corp., Class A*	967	228,724
Oil & Gas — 3.9%
APA Corp.	5,642	231,886
Chevron Corp.	32,294	5,445,414
ConocoPhillips	21,807	2,612,479
Coterra Energy, Inc.	14,025	379,376
Devon Energy Corp.	11,805	563,099
Diamondback Energy, Inc.	3,332	516,060
EOG Resources, Inc.	10,702	1,356,586
EQT Corp.	6,550	265,799
Exxon Mobil Corp.	73,057	8,590,042
Hess Corp.	5,060	774,180
Marathon Oil Corp.	11,411	305,244
Marathon Petroleum Corp.	7,231	1,094,340
Occidental Petroleum Corp.	11,938	774,537
Phillips 66	8,039	965,886
Pioneer Natural Resources Co.	4,239	973,062
Valero Energy Corp.	6,370	902,693
		25,750,683
Oil & Gas Services — 0.4%
Baker Hughes Co.	18,643	658,471
Halliburton Co.	16,355	662,377
Schlumberger N.V.	25,992	1,515,334
		2,836,182
Packaging and Containers — 0.2%
Amcor PLC	26,319	241,082
Ball Corp.	5,874	292,408
Packaging Corp. of America	1,700	261,035
Sealed Air Corp.	2,478	81,427
Westrock Co.	4,629	165,718
		1,041,670
Pharmaceuticals — 5.9%
AbbVie, Inc.	32,195	4,798,987
Becton Dickinson & Co.	5,221	1,349,785
Bristol-Myers Squibb Co.	38,009	2,206,042
Cardinal Health, Inc.	4,592	398,677
Cencora, Inc.	2,975	535,411
CVS Health Corp.	23,490	1,640,072
Dexcom, Inc.*	7,054	658,138
Eli Lilly & Co.	14,573	7,827,596
Henry Schein, Inc.*	2,307	171,295
	Number of Shares	Value†

Pharmaceuticals — (continued)
Johnson & Johnson	43,920	$6,840,540
McKesson Corp.	2,500	1,087,125
Merck & Co., Inc.	46,354	4,772,144
Organon & Co.	4,483	77,825
Pfizer, Inc.	103,230	3,424,139
The Cigna Group.	5,384	1,540,201
Viatris, Inc.	21,283	209,850
Zoetis, Inc.	8,397	1,460,910
		38,998,737
Pipelines — 0.4%
Kinder Morgan, Inc.	35,393	586,816
ONEOK, Inc.	10,632	674,388
Targa Resources Corp.	4,232	362,767
The Williams Cos., Inc.	22,309	751,590
		2,375,561
Private Equity — 0.2%
Blackstone, Inc.	12,870	1,378,892
Real Estate — 0.1%
CBRE Group, Inc., Class A*	5,697	420,780
Retail — 4.9%
AutoZone, Inc.*	332	843,277
Bath & Body Works, Inc.	4,228	142,906
Best Buy Co., Inc.	3,518	244,395
CarMax, Inc.*	2,859	202,217
Chipotle Mexican Grill, Inc.*	504	923,242
Costco Wholesale Corp.	8,087	4,568,832
Darden Restaurants, Inc.	2,258	323,391
Dollar General Corp.	4,083	431,981
Dollar Tree, Inc.*	3,867	411,642
Domino's Pizza, Inc.	591	223,865
Genuine Parts Co.	2,641	381,308
Lowe's Cos., Inc.	10,666	2,216,821
McDonald's Corp.	13,291	3,501,381
O'Reilly Automotive, Inc.*	1,113	1,011,561
Ross Stores, Inc.	6,332	715,199
Starbucks Corp.	20,824	1,900,607
Target Corp.	8,480	937,634
The Home Depot, Inc.	18,360	5,547,658
The TJX Cos., Inc.	20,888	1,856,525
Tractor Supply Co.	1,974	400,821
Ulta Beauty, Inc.*	905	361,502
Walgreens Boots Alliance, Inc.	12,991	288,920
Walmart, Inc.	26,040	4,164,577
Yum! Brands, Inc.	5,104	637,694
		32,237,956
Semiconductors — 7.3%
Advanced Micro Devices, Inc.*	29,432	3,026,198
Analog Devices, Inc.	9,100	1,593,319
Applied Materials, Inc.	15,276	2,114,962
Broadcom, Inc.	7,538	6,260,912
Intel Corp.	76,215	2,709,443
KLA Corp.	2,481	1,137,935

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Lam Research Corp.	2,450	$1,535,587
Microchip Technology, Inc.	10,074	786,276
Micron Technology, Inc.	19,993	1,360,124
Monolithic Power Systems, Inc.	816	376,992
NVIDIA Corp.	45,081	19,609,784
NXP Semiconductors N.V.	4,767	953,019
ON Semiconductor Corp.*	8,000	743,600
Qorvo, Inc.*	1,796	171,464
QUALCOMM, Inc.	20,328	2,257,628
Skyworks Solutions, Inc.	2,953	291,136
Teradyne, Inc.	2,854	286,713
Texas Instruments, Inc.	16,569	2,634,637
		47,849,729
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	781	159,777
Software — 10.8%
Activision Blizzard, Inc.	13,089	1,225,523
Adobe, Inc.*	8,318	4,241,348
Akamai Technologies, Inc.*	2,773	295,435
ANSYS, Inc.*	1,594	474,295
Autodesk, Inc.*	3,907	808,397
Broadridge Financial Solutions, Inc.	2,208	395,342
Cadence Design Systems, Inc.*	4,929	1,154,865
Ceridian HCM Holding, Inc.*	2,737	185,705
Electronic Arts, Inc.	4,400	529,760
Fair Isaac Corp.*	452	392,576
Fidelity National Information Services, Inc.	10,833	598,740
Fiserv, Inc.*	11,045	1,247,643
Intuit, Inc.	5,052	2,581,269
Jack Henry & Associates, Inc.	1,323	199,958
Microsoft Corp.	135,953	42,927,160
MSCI, Inc.	1,431	734,218
Oracle Corp.	28,693	3,039,163
Paychex, Inc.	5,867	676,641
Paycom Software, Inc.	835	216,490
PTC, Inc.*	2,028	287,327
Roper Technologies, Inc.	1,949	943,862
Salesforce, Inc.*	17,710	3,591,234
ServiceNow, Inc.*	3,752	2,097,218
Synopsys, Inc.*	2,798	1,284,198
Take-Two Interactive Software, Inc.*	2,867	402,498
Tyler Technologies, Inc.*	784	302,734
		70,833,599
Telecommunications — 1.8%
Arista Networks, Inc.*	4,618	849,389
AT&T, Inc.	130,834	1,965,127
Cisco Systems, Inc.	74,146	3,986,089
Corning, Inc.	14,078	428,957
Juniper Networks, Inc.	6,246	173,576
Motorola Solutions, Inc.	2,977	810,458
T-Mobile US, Inc.*	9,378	1,313,389
	Number of Shares	Value†

Telecommunications — (continued)
Verizon Communications, Inc.	76,771	$2,488,148
		12,015,133
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,270	150,138
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	2,077	178,892
CSX Corp.	36,275	1,115,456
Expeditors International of Washington, Inc.	2,789	319,703
FedEx Corp.	4,240	1,123,261
J.B. Hunt Transport Services, Inc.	1,537	289,755
Norfolk Southern Corp.	4,168	820,804
Old Dominion Freight Line, Inc.	1,609	658,307
Union Pacific Corp.	11,132	2,266,809
United Parcel Service, Inc., Class B	13,217	2,060,134
		8,833,121
Water — 0.1%
American Water Works Co., Inc.	3,557	440,463
TOTAL COMMON STOCKS (Cost $347,515,453)		641,546,883

REAL ESTATE INVESTMENT TRUSTS — 2.2%
Apartments — 0.3%
AvalonBay Communities, Inc.	2,623	450,474
Camden Property Trust	1,888	178,567
Equity Residential	6,228	365,646
Essex Property Trust, Inc.	1,194	253,236
Invitation Homes, Inc.	10,724	339,844
Mid-America Apartment Communities, Inc.	2,196	282,515
UDR, Inc.	5,929	211,487
		2,081,769
Diversified — 0.8%
American Tower Corp.	8,495	1,397,003
Crown Castle, Inc.	8,027	738,725
Digital Realty Trust, Inc.	5,433	657,501
Equinix, Inc.	1,688	1,225,927
SBA Communications Corp.	1,955	391,332
VICI Properties, Inc.	18,521	538,961
Weyerhaeuser Co.	13,494	413,726
		5,363,175
Healthcare — 0.2%
Healthpeak Properties, Inc.	10,191	187,107
Ventas, Inc.	7,259	305,822
Welltower, Inc.	9,173	751,452
		1,244,381
Hotels & Resorts — 0.0%
Host Hotels & Resorts, Inc.	12,929	207,769
Industrial — 0.3%
Prologis, Inc.	16,955	1,902,520

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Index 500 Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Office Property — 0.1%
Alexandria Real Estate Equities, Inc.	2,952	$295,495
Boston Properties, Inc.	2,751	163,630
		459,125
Regional Malls — 0.1%
Simon Property Group, Inc.	6,041	652,609
Single Tenant — 0.1%
Realty Income Corp.	12,466	622,552
Storage & Warehousing — 0.2%
Extra Space Storage, Inc.	3,800	462,004
Iron Mountain, Inc.	5,339	317,404
Public Storage	2,862	754,194
		1,533,602
Strip Centers — 0.1%
Federal Realty Investment Trust	1,466	132,864
Kimco Realty Corp.	11,743	206,559
Regency Centers Corp.	2,764	164,292
		503,715
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $12,892,839)		14,571,217

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%) (Cost $1,590,543)	1,590,543	1,590,543
TOTAL INVESTMENTS — 100.1% (Cost $361,998,835)		$657,708,643
Other Assets & Liabilities — (0.1)%		(350,290)
TOTAL NET ASSETS — 100.0%		$657,358,353

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
N.V.— Naamloze Vennootschap.
NA— National Association.
PLC— Public Limited Company.
S&P— Standards & Poor's

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
Index 500 Fund
Futures contracts held by the Fund at September 30, 2023 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-mini S&P 500 Index	12/15/23	12	50	$4,326	$2,595,300	$—	$(112,515)
							$—	$(112,515)